Schedule of investments
Delaware Value® Fund	February 28, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.87%
Communication Services — 10.37%
AT&T	5,158,275	$143,864,289
Comcast Class A	6,342,147	334,357,990
Verizon Communications	4,915,733	271,840,035
Walt Disney †	1,772,746	335,119,904
		1,085,182,218
Consumer Discretionary — 5.64%
Dollar Tree †	3,066,258	301,106,536
Lowe's	1,809,566	289,078,168
		590,184,704
Consumer Staples — 8.69%
Archer-Daniels-Midland	5,867,037	331,956,954
Conagra Brands	8,465,224	287,225,050
Mondelez International Class A	5,456,660	290,076,046
		909,258,050
Energy — 3.22%
ConocoPhillips	6,483,323	337,197,629
		337,197,629
Financials — 16.02%
Allstate	3,132,682	333,943,901
American International Group	7,761,700	341,126,715
Discover Financial Services	3,533,600	332,405,752
MetLife	5,837,980	336,267,648
Truist Financial	5,842,223	332,773,022
		1,676,517,038
Healthcare — 16.98%
Cardinal Health	5,792,444	298,426,715
Cigna	1,502,364	315,346,204
CVS Health	4,463,702	304,112,017
Johnson & Johnson	2,000,412	316,985,285
Merck & Co.	3,804,142	276,256,792
Viatris †	17,879,674	265,513,159
		1,776,640,172
Industrials — 12.30%
Caterpillar	1,554,892	335,670,085
Honeywell International	1,533,106	310,223,999
Northrop Grumman	1,060,062	309,177,683
Raytheon Technologies	4,607,807	331,716,026
		1,286,787,793
NQ-456 [2/21] 4/21 (1595629)    1

Schedule of investments
Delaware Value® Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology — 16.97%
Broadcom	705,200	$331,352,324
Cisco Systems	7,107,147	318,897,686
Cognizant Technology Solutions Class A	4,200,441	308,648,405
Fidelity National Information Services	1,291,336	178,204,368
Motorola Solutions	1,827,100	320,619,508
Oracle	4,921,100	317,460,161
		1,775,182,452
Materials — 2.91%
DuPont de Nemours	4,336,007	304,908,012
		304,908,012
Real Estate — 3.17%
Equity Residential	5,064,100	331,242,781
		331,242,781
Utilities — 2.60%
Edison International	5,034,800	271,828,852
		271,828,852
Total Common Stock (cost $7,153,139,418)		10,344,929,701

Short-Term Investments — 0.83%
Money Market Mutual Funds — 0.83%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	21,680,344	21,680,344
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	21,680,345	21,680,345
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	21,680,345	21,680,345
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	21,680,345	21,680,345
Total Short-Term Investments (cost $86,721,379)		86,721,379
Total Value of Securities—99.70% (cost $7,239,860,797)		10,431,651,080

Receivables and Other Assets Net of Liabilities—0.30%		31,019,214
Net Assets Applicable to 471,978,095 Shares Outstanding—100.00%		$10,462,670,294
†	Non-income producing security.
2    NQ-456 [2/21] 4/21 (1595629)

(Unaudited)
Summary of abbreviations:
GS – Goldman Sachs
NQ-456 [2/21] 4/21 (1595629)    3